UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09243
                                                    ----------

                            The Gabelli Utility Trust
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
        ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
        ---------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2007
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                                  [LOGO OMITTED]
                                                       THE GABELLI UTILITY TRUST


                            THE GABELLI UTILITY TRUST

                               Semi-Annual Report
                                  June 30, 2007







TO OUR SHAREHOLDERS,

      The Gabelli Utility Trust's (the "Fund") net asset value ("NAV") total return was 4.67% during the first half of 2007, compared with gains of 8.87% and 11.50% for the Standard & Poor's ("S&P") 500 Utilities Index and for the Lipper Utility Fund Average, respectively. The total return for the Fund's publicly traded shares was 0.87% during the first half of the year. On June 30, 2007, the Fund's NAV per share was $8.21, while the price of the publicly traded shares closed at $9.65 on the New York Stock Exchange.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2007.





COMPARATIVE RESULTS
------------------------------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2007 (A)
                                      ------------------------------------------------
                                                                                                             Since
                                                                Year to                                    Inception
                                                                 Date      1 Year    3 Year      5 Year   (07/09/99)
                                                              -------------------------------------------------------
  GABELLI UTILITY TRUST
    NAV TOTAL RETURN (B) ....................................   4.67%       24.59%    17.94%      13.94%     11.23%
    INVESTMENT TOTAL RETURN (C) .............................   0.87        19.17      9.85       10.17      11.84
  S&P 500 Utilities Index ...................................   8.87        26.09     22.60       14.50       6.78
  Lipper Utility Fund Average ...............................  11.50        30.86     23.53       17.29       7.64

(a) REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE S&P 500 UTILITIES INDEX IS AN UNMANAGED INDICATOR OF ELECTRIC AND GAS
     UTILITY STOCK PERFORMANCE. THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF OPEN-END MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NAV PER SHARE, REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE, AND ADJUSTMENTS FOR RIGHTS OFFERINGS AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $7.50.
(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE, REINVESTMENT OF DISTRIBUTIONS, AND ADJUSTMENTS FOR RIGHTS OFFERINGS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $7.50.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

                            THE GABELLI UTILITY TRUST
                    SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The  following  table  presents   portfolio  holdings  as  a  percent  of  total
investments as of June 30, 2007:

Energy and Utilities: Electric Integrated .......... 44.0%
Repurchase Agreements .............................. 11.3%
Energy and Utilities: Natural Gas Utilities ........  8.4%
Energy and Utilities: Natural Gas Integrated .......  7.0%
Energy and Utilities:
  Electric Transmission and Distribution ...........  6.6%
Telecommunications .................................  5.2%
Energy and Utilities: Global Utilities .............  3.1%
Cable and Satellite ................................  2.7%
Energy and Utilities: Water ........................  2.7%
Energy and Utilities: Merchant Energy ..............  2.1%
Diversified Industrial .............................  1.5%
Wireless Communications ............................  1.3%
Entertainment ......................................  0.9%
Energy and Utilities: Oil ..........................  0.7%
Energy and Utilities: Services .....................  0.5%
Communications Equipment ...........................  0.5%
Transportation .....................................  0.4%
Metals and Mining ..................................  0.3%
Aerospace ..........................................  0.2%
Computer Software and Services .....................  0.2%
Energy and Utilities: Alternative Energy ...........  0.2%
Real Estate ........................................  0.1%
Equipment and Supplies .............................  0.1%
Publishing .........................................  0.0%
Aviation: Parts and Services .......................  0.0%
Agriculture ........................................  0.0%
                                                    -----
                                                    100.0%
                                                    ======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

      The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

SHAREHOLDER MEETING - MAY 14, 2007 - FINAL RESULTS

     The  Annual  Meeting  of  Shareholders  was  held  on May  14,  2007 at the
Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Mario J. Gabelli, Thomas E. Bratter, and Vincent D. Enright as Trustees of the Fund. A total of 26,491,318 votes, 26,448,986 votes, and 26,470,611 votes were cast in favor of each Trustee and a total of 367,285 votes, 409,617 votes, and 387,993 votes were withheld for each Trustee, respectively.

     Anthony J. Colavita, James P. Conn, Frank J. Fahrenkopf, Jr., John D. Gabelli, Robert J. Morrissey, Anthony R. Pustorino, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

     We thank you for your participation and appreciate your continued support.

                            THE GABELLI UTILITY TRUST
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

                                                                    MARKET
    SHARES                                             COST          VALUE
    ------                                             ----        --------
             COMMON STOCKS -- 86.8%
             AEROSPACE -- 0.2%
     65,000  Rolls-Royce Group plc+ .............. $    513,387  $    702,890
  3,848,000  Rolls-Royce Group plc, Cl. B ........        7,540         7,882
                                                   ------------  ------------
                                                        520,927       710,772
                                                   ------------  ------------
             AGRICULTURE -- 0.0%
        800  Cadiz Inc.+ .........................        3,000        17,976
                                                   ------------  ------------
             AVIATION: PARTS AND SERVICES -- 0.0%
        500  Sequa Corp., Cl. A+ .................       52,440        56,000
                                                   ------------  ------------
             CABLE AND SATELLITE -- 2.7%
     20,000  Cablevision Systems Corp.,
               Cl. A+ ............................      658,216       723,800
      5,000  Cogeco Cable Inc. ...................      105,008       215,912
     20,000  Cogeco Inc. .........................      389,461       747,430
      7,500  Comcast Corp., Cl. A+ ...............      158,100       210,900
     50,000  EchoStar Communications
               Corp., Cl. A+ .....................    1,560,336     2,168,500
     35,000  Liberty Global Inc., Cl. A+ .........      739,454     1,436,400
     20,000  Liberty Global Inc., Cl. C+ .........      421,966       786,000
     12,000  Rogers Communications Inc.,
               Cl. B .............................      178,708       509,880
     60,000  The DIRECTV Group Inc.+ .............      959,293     1,386,600
                                                   ------------  ------------
                                                      5,170,542     8,185,422
                                                   ------------  ------------
             COMMUNICATIONS EQUIPMENT -- 0.5%
    280,000  The Furukawa
               Electric Co. Ltd. .................    1,441,034     1,548,670
                                                   ------------  ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.2%
     20,000  Covansys Corp.+ .....................      667,300       678,600
                                                   ------------  ------------
             DIVERSIFIED INDUSTRIAL -- 1.5%
     18,000  Catalytica Energy Systems Inc.+ .....      149,778        21,600
     12,000  Cooper Industries Ltd., Cl. A .......      451,381       685,080
     60,000  General Electric Co. ................    2,255,100     2,296,800
     20,000  Rinker Group Ltd., ADR ..............    1,583,040     1,592,000
                                                   ------------  ------------
                                                      4,439,299     4,595,480
                                                   ------------  ------------
             ENERGY AND UTILITIES: ALTERNATIVE ENERGY -- 0.2%
     12,000  Ormat Technologies Inc. .............      180,000       452,160
                                                   ------------  ------------
             ENERGY AND UTILITIES: ELECTRIC INTEGRATED -- 44.0%
    315,000  Allegheny Energy Inc.+ ..............    7,749,105    16,298,100
     23,000  ALLETE Inc. .........................      728,776     1,082,150
     75,000  Alliant Energy Corp. ................    1,824,383     2,913,750
     10,000  Ameren Corp. ........................      437,020       490,100
     80,000  American Electric
               Power Co. Inc. ....................    2,629,105     3,603,200
    700,000  Aquila Inc.+ ........................    2,367,502     2,863,000
     10,000  Avista Corp. ........................      199,636       215,500
     35,000  Black Hills Corp. ...................    1,060,967     1,391,250
     30,000  Cleco Corp. .........................      570,612       735,000
    175,000  CMS Energy Corp. ....................    1,794,777     3,010,000
     70,000  Constellation
               Energy Group Inc. .................    4,354,534     6,101,900
      5,000  Dominion Resources Inc. .............      327,587       431,550

                                                                    MARKET
    SHARES                                             COST          VALUE
    ------                                             ----        --------
    160,000  DPL Inc. ............................ $  3,365,523  $  4,534,400
     24,000  DTE Energy Co. ......................      978,366     1,157,280
    200,000  Duke Energy Corp. ...................    3,853,613     3,660,000
     90,000  Edison International ................    3,861,403     5,050,800
    189,300  El Paso Electric Co.+ ...............    3,420,893     4,649,208
      3,000  Entergy Corp. .......................       84,249       322,050
     53,000  FirstEnergy Corp. ...................    2,187,349     3,430,690
    134,900  Florida Public Utilities Co. ........    1,171,685     1,659,270
     90,000  FPL Group Inc. ......................    3,810,855     5,106,600
    105,000  Great Plains Energy Inc. ............    3,272,187     3,057,600
     50,000  Hawaiian Electric
               Industries Inc. ...................    1,321,257     1,184,500
     94,900  Integrys Energy Group Inc. ..........    4,719,661     4,814,277
     62,000  Maine & Maritimes Corp.+ ............    1,962,372     1,664,700
     66,000  MGE Energy Inc. .....................    1,951,270     2,156,220
     45,000  NiSource Inc. .......................      970,021       931,950
     65,000  NorthWestern Corp. ..................    2,198,614     2,067,650
    100,000  OGE Energy Corp. ....................    2,406,346     3,665,000
     24,000  Otter Tail Corp. ....................      637,145       769,680
     48,000  PG&E Corp. ..........................    1,280,160     2,174,400
     20,000  PNM Resources Inc. ..................      290,976       555,800
    100,000  Progress Energy Inc. ................    4,383,880     4,559,000
     40,000  Progress Energy Inc., CVO+ ..........       20,800        14,400
     20,000  Public Service Enterprise
               Group Inc. ........................    1,047,079     1,755,600
     35,000  Puget Energy Inc. ...................      795,990       846,300
     60,000  SCANA Corp. .........................    1,897,335     2,297,400
     30,000  Sierra Pacific Resources+ ...........      227,798       526,800
    105,000  TECO Energy Inc. ....................    1,580,547     1,803,900
     20,000  The Empire District
               Electric Co. ......................      426,495       447,400
    100,000  TXU Corp. ...........................    6,401,057     6,730,000
    145,000  Unisource Energy Corp. ..............    4,693,063     4,769,050
     35,000  Unitil Corp. ........................      926,911       952,000
     47,000  Vectren Corp. .......................    1,162,166     1,265,710
    252,500  Westar Energy Inc. ..................    5,780,304     6,130,700
     80,000  Wisconsin Energy Corp. ..............    2,806,837     3,538,400
    200,000  Xcel Energy Inc. ....................    3,434,826     4,094,000
                                                   ------------  ------------
                                                    103,373,037   131,478,235
                                                   ------------  ------------
             ENERGY AND UTILITIES:
             ELECTRIC TRANSMISSION AND DISTRIBUTION -- 6.6%
     50,000  CH Energy Group Inc. ................    2,261,677     2,248,500
     57,000  Consolidated Edison Inc. ............    2,577,809     2,571,840
     80,000  Energy East Corp. ...................    1,767,343     2,087,200
    135,000  Northeast Utilities .................    2,607,310     3,828,600
    215,000  NSTAR ...............................    5,293,459     6,976,750
     22,500  Pepco Holdings Inc. .................      449,918       634,500
     36,666  UIL Holdings Corp. ..................      966,693     1,213,645
                                                   ------------  ------------
                                                     15,924,209    19,561,035
                                                   ------------  ------------
             ENERGY AND UTILITIES: GLOBAL UTILITIES -- 3.1%
      1,500  Areva SA ............................      613,197     1,611,335
      8,000  Chubu Electric Power Co. Inc. .......      189,551       212,467
      9,600  Electric Power
               Development Co. Ltd. ..............      240,854       382,051

                 See accompanying notes to financial statements.

                            THE GABELLI UTILITY TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)

                                                                    MARKET
    SHARES                                             COST          VALUE
    ------                                             ----        --------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES: GLOBAL UTILITIES (CONTINUED)
     20,000  Endesa SA ........................... $    987,282  $  1,088,448
    200,000  Enel SpA ............................    1,531,070     2,158,760
    300,000  Hera SpA ............................      433,286     1,257,698
      8,000  Hokkaido Electric
               Power Co. Inc. ....................      156,870       173,807
      8,000  Hokuriku Electric Power Co. .........      146,449       154,964
      1,000  Huaneng Power
               International Inc., ADR ...........       45,723        46,450
     30,000  Korea Electric
               Power Corp., ADR ..................      486,564       657,000
      8,000  Kyushu Electric Power Co. Inc. ......      167,818       209,868
      2,000  Niko Resources Ltd. .................      113,769       182,117
      8,000  Shikoku Electric Power Co. Inc. .....      155,987       188,751
      8,000  The Chugoku Electric
               Power Co. Inc. ....................      150,761       158,538
      8,000  The Kansai Electric
               Power Co. Inc. ....................      158,472       189,401
      8,000  The Tokyo Electric
               Power Co. Inc. ....................      191,450       257,300
     15,000  Tohoku Electric Power Co. Inc. ......      284,854       336,853
                                                   ------------  ------------
                                                      6,053,957     9,265,808
                                                   ------------  ------------
             ENERGY AND UTILITIES: MERCHANT ENERGY -- 1.9%
     20,000  Calpine Corp.+ ......................       52,600        73,800
     35,810  Dynegy Inc+ .........................      175,000       338,046
      8,130  Mirant Corp.+ .......................       37,373       346,745
    300,000  Mirant Corp. Escrow+ (a) ............            0             0
    230,000  The AES Corp.+ ......................    3,353,504     5,032,400
                                                   ------------  ------------
                                                      3,618,477     5,790,991
                                                   ------------  ------------
             ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 6.0%
    170,000  El Paso Corp. .......................    1,520,951     2,929,100
     34,200  EnergySouth Inc. ....................    1,024,860     1,744,200
    105,000  National Fuel Gas Co. ...............    3,315,407     4,547,550
    100,000  ONEOK Inc. ..........................    2,674,346     5,041,000
    110,000  Southern Union Co. ..................    1,799,367     3,584,900
                                                   ------------  ------------
                                                     10,334,931    17,846,750
                                                   ------------  ------------
             ENERGY AND UTILITIES: NATURAL GAS UTILITIES -- 8.4%
     28,000  AGL Resources Inc. ..................      692,019     1,133,440
     50,000  Atmos Energy Corp. ..................    1,241,257     1,503,000
     60,000  Cascade Natural Gas Corp. ...........    1,396,113     1,584,600
     10,000  Chesapeake Utilities Corp. ..........      224,112       342,600
      3,000  Corning Natural Gas Corp.+ ..........       43,760        54,000
     29,700  Delta Natural Gas Co. Inc. ..........      494,549       767,745
    127,000  KeySpan Corp. .......................    4,668,329     5,331,460
     90,000  Nicor Inc. ..........................    3,094,432     3,862,800
     35,000  Piedmont Natural Gas Co. Inc. .......      553,257       862,750
      1,000  Questar Corp. .......................       49,625        52,850
      6,000  RGC Resources Inc. ..................      128,344       166,500
    300,000  SEMCO Energy Inc.+ ..................    2,443,611     2,331,000
    130,000  Southwest Gas Corp. .................    3,556,981     4,395,300
    100,000  Spectra Energy Corp. ................    2,790,547     2,596,000
                                                   ------------  ------------
                                                     21,376,936    24,984,045
                                                   ------------  ------------

    SHARES/                                                         MARKET
    UNITS                                              COST          VALUE
    ------                                             ----        --------
             ENERGY AND UTILITIES: OIL -- 0.7%
      4,000  Anadarko Petroleum Corp. ............ $    141,060  $    207,960
     20,000  Exxon Mobil Corp. ...................    1,168,383     1,677,600
      4,000  Royal Dutch Shell plc,
               Cl. A, ADR ........................      237,320       324,800
                                                   ------------  ------------
                                                      1,546,763     2,210,360
                                                   ------------  ------------
             ENERGY AND UTILITIES: SERVICES -- 0.5%
     70,000  ABB Ltd., ADR .......................      764,610     1,582,000
                                                   ------------  ------------
             ENERGY AND UTILITIES: WATER -- 2.7%
     14,000  American States Water Co. ...........      312,701       497,980
     21,333  Aqua America Inc. ...................      209,100       479,779
     24,750  Artesian Resources Corp.,
               Cl. A .............................      257,250       475,200
     20,500  BIW Ltd. ............................      385,069       465,350
     20,520  California Water
               Service Group .....................      566,928       769,295
      7,500  Connecticut Water
               Service Inc. ......................      146,455       182,775
     51,333  Middlesex Water Co. .................      801,882       986,107
     24,088  Pennichuck Corp. ....................      471,751       608,222
     80,000  SJW Corp. ...........................    1,482,532     2,664,000
      8,101  Southwest Water Co. .................       52,047       103,450
     12,000  Suez SA .............................      387,529       689,775
     12,000  Suez SA, Strips+ ....................            0           162
      9,000  York Water Co. ......................      108,269       159,750
                                                   ------------  ------------
                                                      5,181,513     8,081,845
                                                   ------------  ------------
             ENTERTAINMENT -- 0.9%
     60,000  Time Warner Inc. ....................    1,043,037     1,262,400
     30,000  Vivendi .............................      934,392     1,295,662
                                                   ------------  ------------
                                                      1,977,429     2,558,062
                                                   ------------  ------------
             EQUIPMENT AND SUPPLIES -- 0.1%
     50,000  Capstone Turbine Corp.+ .............       83,080        54,000
      3,000  Mueller Industries Inc. .............      132,029       103,320
                                                   ------------  ------------
                                                        215,109       157,320
                                                   ------------  ------------
             METALS AND MINING -- 0.3%
     20,000  Compania de Minas
               Buenaventura SA, ADR ..............      444,517       749,200
      3,000  Peabody Energy Corp. ................      119,941       145,140
                                                   ------------  ------------
                                                        564,458       894,340
                                                   ------------  ------------
             PUBLISHING -- 0.0%
      3,000  Idearc Inc. .........................       96,328       105,990
                                                   ------------  ------------
             REAL ESTATE -- 0.1%
      6,075  Brookfield Asset
               Management Inc., Cl. A ............       65,353       242,392
                                                   ------------  ------------
             TELECOMMUNICATIONS -- 4.5%
     46,500  AT&T Inc. ...........................    1,218,468     1,929,750
     54,900  BCE Inc. ............................    1,185,202     2,074,671
      4,350  Bell Aliant Regional
               Communications
               Income Fund+ (a)(b) ...............      117,218       128,021
     30,000  BT Group plc, ADR ...................    1,026,589     1,997,400


                 See accompanying notes to financial statements.

                            THE GABELLI UTILITY TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)

                                                                    MARKET
    SHARES                                             COST          VALUE
    ------                                             ----        --------
             COMMON STOCKS (CONTINUED)
             TELECOMMUNICATIONS (CONTINUED)
    197,000  Cincinnati Bell Inc.+ ............... $    879,576  $  1,138,660
      7,000  Citizens Communications Co. .........      102,760       106,890
     20,000  D&E Communications Inc. .............      190,498       366,800
     30,000  Deutsche Telekom AG, ADR ............      543,620       552,300
      2,000  France Telecom SA, ADR ..............       22,799        54,960
        200  Hutchison Telecommunications
               International Ltd. ................          163           258
        500  Mobistar SA .........................       44,141        42,769
        200  PT Indosat Tbk ......................          128           144
      1,200  Tele2 AB, Cl. B .....................       14,604        19,695
      6,000  Telecom Italia SpA, ADR .............      182,248       164,760
     40,000  Touch America Holdings Inc.+ ........       38,488             0
    115,000  Verizon Communications Inc. .........    4,312,581     4,734,550
                                                   ------------  ------------
                                                      9,879,083    13,311,628
                                                   ------------  ------------
             TRANSPORTATION -- 0.4%
     22,000  GATX Corp. ..........................      670,058     1,083,500
                                                   ------------  ------------
             WIRELESS COMMUNICATIONS -- 1.3%
        600  America Movil SAB de CV,
               Cl. L, ADR ........................        9,424        37,158
      2,000  China Mobile Ltd., ADR ..............       33,988       107,800
      2,000  China Unicom Ltd., ADR ..............       16,278        34,460
        200  Cosmote Mobile
               Telecommunications SA .............        3,701         6,193
      4,000  Mobile TeleSystems
               OJSC, ADR .........................      137,612       242,280
        171  MobileOne Ltd. ......................          218           246
      3,000  QUALCOMM Inc. .......................      115,589       130,170
        600  SK Telecom Co. Ltd., ADR ............       12,374        16,410
        200  SmarTone Telecommunications
               Holdings Ltd. .....................          207           231
     30,000  United States Cellular Corp.+ .......    1,440,490     2,718,000
      6,000  Vimpel-Communications, ADR ..........      196,099       632,160
                                                   ------------  ------------
                                                      1,965,980     3,925,108
                                                   ------------  ------------
             TOTAL
              COMMON STOCKS ......................  196,082,773   259,324,489
                                                   ------------  ------------

             CONVERTIBLE PREFERRED STOCKS -- 1.7%
             ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 1.0%
      2,000  El Paso Corp.,
               4.990% Cv. Pfd. (b) ...............    1,945,987     2,922,520
                                                   ------------  ------------
             TELECOMMUNICATIONS -- 0.7%
     30,000  Citizens Utilities Trust,
               5.000% Cv. Pfd. ...................    1,490,995     2,046,300
                                                   ------------  ------------
             TOTAL CONVERTIBLE
              PREFERRED STOCKS ...................    3,436,982     4,968,820
                                                   ------------  ------------
   PRINCIPAL
    AMOUNT
   -------

             CORPORATE BONDS -- 0.0%
             TELECOMMUNICATIONS -- 0.0%
 $  100,000  Williams Communications
               Group Inc., Escrow,
               10.875%, 10/01/09+ (a)(c) .........            0             0
                                                   ------------  ------------

                                                                    MARKET
    SHARES                                             COST          VALUE
    ------                                             ----        --------
             WARRANTS -- 0.2%
             ENERGY AND UTILITIES: MERCHANT ENERGY -- 0.2%
     26,107  Mirant Corp., Ser. A,
               expire 01/03/11+ .................. $     51,616  $    600,983
                                                   ------------  ------------
   PRINCIPAL
    AMOUNT
   -------

             REPURCHASE AGREEMENTS -- 11.3%
$10,000,000  Barclays Capital Inc., 4.250%,
               dated 06/29/07, due 07/02/07,
               proceeds at maturity,
               $10,003,542 (d) ...................   10,000,000    10,000,000
 23,865,000  Daiwa Securities America Inc.,
               4.000%, dated 06/29/07,
               due 07/02/07, proceeds at
               maturity, $23,872,955 (e) .........   23,865,000    23,865,000
                                                   ------------  ------------
             TOTAL REPURCHASE
              AGREEMENTS .........................   33,865,000    33,865,000
                                                   ------------  ------------
TOTAL INVESTMENTS -- 100.0% ...................... $233,436,371   298,759,292
                                                   ============

OTHER ASSETS AND LIABILITIES (NET) ............................       955,402

PREFERRED STOCK
  (1,185,200 preferred shares outstanding) ....................   (54,605,000)
                                                                 ------------

NET ASSETS -- COMMON SHARES
  (29,843,108 common shares outstanding) ......................  $245,109,694
                                                                 ============
NET ASSET VALUE PER COMMON SHARE
   ($245,109,694 / 29,843,108 shares outstanding) .............         $8.21
                                                                        =====
------------------
 (a) Securities fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2007, the market value of fair valued securities amounted to $128,021 or 0.04% of total investments.
 (b) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the Rule 144A securities are considered liquid and the market value amounted to $3,050,541 or 1.02% of total investments.
 (c)  Security is in default.
 (d) Collateralized by $7,975,000 U.S. Treasury Bond, 7.875%, due 02/15/21, market value $10,200,000.
 (e) Collateralized by $23,924,000 U.S. Treasury Note, 4.375%, due 12/31/07, market value $24,342,670.
 +    Non-income producing security.
 ADR  American Depository Receipt
 CVO  Contingent Value Obligation
 OJSC Open Joint Stock Company

                 See accompanying notes to financial statements.

                            THE GABELLI UTILITY TRUST

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2007 (UNAUDITED)

ASSETS:
   Investments, at value (cost $199,571,371) .....        $264,894,292
   Repurchase agreements, at value
     (cost $33,865,000) ..........................          33,865,000
   Foreign currency, at value (cost $7,502) ......               7,318
   Cash ..........................................                 863
   Receivable for investments sold ...............                  28
   Unrealized appreciation on swap contracts .....             924,481
   Dividends and interest receivable .............             667,548
   Prepaid expense ...............................               5,761
                                                          ------------
   TOTAL ASSETS ..................................         300,365,291
                                                          ------------
LIABILITIES:
   Distributions payable .........................              29,336
   Payable for investment advisory fees ..........             197,029
   Payable for shareholder communications expenses             143,249
   Payable for legal and audit fees ..............              45,826
   Payable for shareholder service expenses ......              36,285
   Payable for accounting fees ...................               3,626
   Other accrued expenses and liabilities ........             195,246
                                                          ------------
   TOTAL LIABILITIES .............................             650,597
                                                          ------------
PREFERRED STOCK:
   Series A Cumulative  Preferred Stock
     (5.625%, $25 liquidation value, $0.001
     par value, 1,200,000 shares
     authorized with 1,184,200 shares issued
     and outstanding) ............................          29,605,000
   Series B Cumulative  Preferred
     Stock (Auction  Market, $25,000
     liquidation  value, $0.001 par value,
     1,000 shares authorized with
     1,000 shares issued
     and outstanding) ............................          25,000,000
                                                          ------------
   TOTAL PREFERRED STOCK .........................          54,605,000
                                                          ------------
   NET ASSETS ATTRIBUTABLE TO
     COMMON SHAREHOLDERS .........................        $245,109,694
                                                          ============
NET ASSETS ATTRIBUTABLE TO COMMON
   SHAREHOLDERS CONSIST OF:
   Paid-in capital, at $0.001 par value ..........        $179,875,208
   Accumulated distributions in excess of net
     realized gain on investments, swap contracts,
     and foreign currency transactions ...........          (1,012,994)
   Net unrealized appreciation on investments ....          65,322,921
   Net unrealized appreciation on swap contracts .             924,481
   Net unrealized appreciation on foreign
     currency translations .......................                  78
                                                          ------------
   NET ASSETS ....................................        $245,109,694
                                                          ============
   NET ASSET VALUE PER COMMON SHARE:
     ($245,109,694 /  29,843,108 shares outstanding;
     unlimited number of shares authorized) ......               $8.21
                                                                 =====


                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $50,669) .........        $  4,010,535
   Interest ............................................             682,284
                                                                ------------
   TOTAL INVESTMENT INCOME .............................           4,692,819
                                                                ------------
EXPENSES:
   Investment advisory fees ............................           1,228,121
   Shareholder communications expenses .................             183,699
   Payroll expenses ....................................              79,146
   Shareholder services fees ...........................              76,841
   Trustees' fees ......................................              36,862
   Legal and audit fees ................................              32,710
   Auction agent expenses ..............................              29,270
   Custodian fees ......................................              24,747
   Accounting fees .....................................              22,375
   Miscellaneous expenses ..............................              66,065
                                                                ------------
   TOTAL EXPENSES ......................................           1,779,836
   Less: Custodian fee credits .........................              (4,379)
                                                                ------------
   NET EXPENSES ........................................           1,775,457
                                                                ------------
   NET INVESTMENT INCOME ...............................           2,917,362
                                                                ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
   SWAP CONTRACTS, AND FOREIGN CURRENCY:
   Net realized gain on investments ....................           3,407,481
   Net realized gain on swap contracts .................             165,118
   Net realized gain on foreign currency transactions ..               1,088
                                                                ------------
   Net realized gain on investments, swap contracts, and
     foreign currency transactions .....................           3,573,687
                                                                ------------
   Net change in unrealized appreciation/depreciation:
     on investments ....................................           6,161,114
     on swap contracts .................................             127,512
     on foreign currency translations ..................                  14
                                                                ------------
   Net change in unrealized appreciation/depreciation
     on investments, swap contracts, and foreign
     currency translations .............................           6,288,640
                                                                ------------
   NET REALIZED AND UNREALIZED GAIN ON
     INVESTMENTS, SWAP CONTRACTS, AND
     FOREIGN CURRENCY ..................................           9,862,327
                                                                ------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ...................................          12,779,689
                                                                ------------
   Total Distributions to Preferred Stock Shareholders .          (1,456,419)
                                                                ------------
   NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON
     SHAREHOLDERS RESULTING FROM OPERATIONS ............        $ 11,323,270
                                                                ============

                 See accompanying notes to financial statements.

                            THE GABELLI UTILITY TRUST

     STATEMENT OF CHANGES IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS

                                                                          SIX MONTHS ENDED
                                                                            JUNE 30, 2007          YEAR ENDED
                                                                             (UNAUDITED)        DECEMBER 31, 2006
                                                                          ----------------     -------------------
OPERATIONS:
   Net investment income ..........................................        $   2,917,362          $   4,905,845
   Net realized gain on investments, swap contracts,
     and foreign currency transactions ............................            3,573,687             19,161,236
   Net change in unrealized appreciation/depreciation
     on investments, swap contracts,
     and foreign currency translations ............................            6,288,640             34,951,608
                                                                           -------------          -------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........           12,779,689             59,018,689
                                                                           -------------          -------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
   Net investment income ..........................................             (668,723)*             (630,852)
   Net realized short-term gain on
     investments, swap contracts, and
     foreign currency transactions ................................             (128,292)*             (155,897)
   Net realized long-term gain on investments,
     swap contracts, and foreign currency transactions ............             (659,404)*           (2,102,354)
                                                                           -------------          -------------
   TOTAL DISTRIBUTIONS TO PREFERRED SHAREHOLDERS ..................           (1,456,419)            (2,889,103)
                                                                           -------------          -------------
   NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS
     RESULTING FROM OPERATIONS ....................................           11,323,270             56,129,586
                                                                           -------------          -------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   Net investment income ..........................................           (2,365,198)*           (4,633,883)
   Net realized short-term gain on investments,
     swap contracts, and foreign currency transactions ............             (453,755)*           (1,145,139)
   Net realized long-term gain on investments,
     swap contracts, and foreign currency transactions ............           (2,332,236)*          (15,442,712)
   Return of capital ..............................................           (5,556,933)*                   --
                                                                           -------------          -------------
   TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS .....................          (10,708,122)           (21,221,734)
                                                                           -------------          -------------
FUND SHARE TRANSACTIONS:
   Net increase in net assets from common shares
     issued upon reinvestment of
     distributions and rights offering ............................            1,588,502              3,175,985
   Offering costs for issuance of rights charged to paid-in capital                   --                124,180
                                                                           -------------          -------------
   NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS ........            1,588,502              3,300,165
                                                                           -------------          -------------
   NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS .            2,203,650             38,208,017
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS:
   Beginning of period ............................................          242,906,044            204,698,027
                                                                           -------------          -------------
   End of period (including undistributed net investment income of
     $0 and $116,559, respectively) ...............................        $ 245,109,694          $ 242,906,044
                                                                           =============          =============

---------------
* Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

                 See accompanying notes to financial statements.

                            THE GABELLI UTILITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Utility Trust (the "Fund") is a non-diversified closed-end management investment company organized as a Delaware statutory trust on February 25, 1999 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Investment operations commenced on July 9, 1999.

     The Fund's primary objective is long-term growth of capital and income. The Fund will invest 80% of its assets, under normal market conditions, in common stocks and other securities of foreign and domestic companies involved in providing products, services, or equipment for (i) the generation or distribution of electricity, gas, and water and (ii) telecommunications services or infrastructure operations (the "80% Policy"). The 80% Policy may be changed without shareholder approval. However, the Fund has adopted a policy to provide shareholders with notice at least 60 days prior to the implementation of any change in the 80% Policy.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

     In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

                            THE GABELLI UTILITY TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2007, the Fund had investments of $33,865,000 in repurchase agreements.

     SWAP AGREEMENTS. The Fund may enter into interest rate swap or cap transactions. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Swap agreements may involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on the Series B Preferred Stock. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from the counterparty payments of the difference based on the notional amount of such cap. Interest rate swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

     Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in the value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

                            THE GABELLI UTILITY TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     The Fund has entered into an interest rate swap agreement with Citibank N.A. Under the agreement, the Fund receives a floating rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at June 30, 2007 are as follows:

     NOTIONAL                    FLOATING RATE*     TERMINATION   NET UNREALIZED
      AMOUNT      FIXED RATE  (RATE RESET MONTHLY)     DATE        APPRECIATION
    -----------  ------------  -------------------  ------------  --------------
    $25,000,000      4.00%            5.32%         June 2, 2010     $924,481

--------------
* Based on Libor (London Interbank Offered Rate).

     FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2007, there were no open futures contracts.

     FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2007, there were no open forward foreign exchange contracts.

     FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

                            THE GABELLI UTILITY TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

     FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

     CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

     Distributions to shareholders of the Fund's 5.625% Series A Cumulative Preferred Stock and Series B Auction Market Cumulative Preferred Stock ("Cumulative Preferred Stock") are recorded on a daily basis and are determined as described in Note 5.

     The tax character of distributions paid during the fiscal year ended December 31, 2006 was as follows:

                                                COMMON       PREFERRED
                                               ----------    ---------
   DISTRIBUTIONS PAID FROM:
   Ordinary income
     (inclusive of short-term capital gains) . $ 5,779,022    $  786,749
   Net long-term capital gains ...............  15,442,712     2,102,354
                                               -----------    ----------
   Total distributions paid .................. $21,221,734    $2,889,103
                                               ===========    ==========

                            THE GABELLI UTILITY TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

     The following summarizes the tax cost of investments, swap contracts, and the related unrealized appreciation/(depreciation) at June 30, 2007:

                                                   GROSS              GROSS
                                                UNREALIZED         UNREALIZED       NET UNREALIZED
                                   COST        APPRECIATION       DEPRECIATION       APPRECIATION
                                   ----        ------------       ------------      --------------
   Investments .............. $234,449,365      $66,835,979       $(2,526,052)       $64,309,927
   Swap contracts ...........           --          924,481                --            924,481
                              ------------      -----------       -----------        -----------
                              $234,449,365      $67,760,460       $(2,526,052)       $65,234,408
                              ============      ===========       ===========        ===========

     In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation was implemented by the Fund on June 29, 2007 and applied to all open tax years as of the effective date. Management has evaluated the application of the Interpretation to the Fund, and the adoption of the Interpretation had no impact on the amounts reported in the financial statements.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of its average weekly net assets including the liquidation value of the preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio and oversees the administration of all aspects of the Fund's business and affairs. The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Cumulative Preferred Stock if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of the Cumulative Preferred Stock for the fiscal year.

     The Fund's total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate or corresponding swap rate of each particular series of Cumulative Preferred Stock for the period. For the six months ended June 30, 2007, the Fund's total return on the NAV of the common shares did not exceed the stated dividend rate or corresponding swap rate of all outstanding Preferred Stock. Thus, management fees were not accrued on these assets.

     During the six months ended June 30, 2007, the Fund paid brokerage commissions of $26,635 to Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser.

     The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2007, the Fund paid or accrued $22,375 to the Adviser in connection with the cost of computing the Fund's NAV.

     The Fund is assuming its portion of the allocated cost of the Gabelli Funds' Chief Compliance Officer in the amount of $3,104 for the six months ended June 30, 2007, which is included in payroll expenses in the Statement of Operations.

                            THE GABELLI UTILITY TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     As per the approval of the Board, the Fund compensates an officer of the Fund that is employed by the Fund and is not employed by the Adviser (although the officer may receive incentive-based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2007, the Fund paid or accrued $76,042, which is included in payroll expenses in the Statement of Operations.

     The Fund pays each Trustee that is not considered to be an affiliated person an annual retainer of $6,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. In addition, the Audit Committee Chairman receives an annual fee of $3,000 and the Nominating Committee Chairman receives an annual fee of $2,000. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2007, other than short-term and U.S. Government securities, aggregated $34,537,153 and $9,958,653, respectively.

5. CAPITAL. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2007, the Fund did not repurchase any shares of beneficial interest in the open market.

     Transactions in shares of beneficial interest were as follows:

                                                  SIX MONTHS ENDED
                                                    JUNE 30, 2007              YEAR ENDED
                                                     (UNAUDITED)            DECEMBER 31, 2006
                                                ----------------------   ----------------------
                                                 SHARES       AMOUNT      SHARES       AMOUNT
                                                 ------      --------     ------      ---------
Net increase from shares issued upon
  reinvestment of dividends and
  distributions ...............................  169,301    $1,588,502    366,005     $3,175,985

     The Fund is authorized to issue up to 2,005,000 shares of $0.001 par value Cumulative Preferred Stock. The Cumulative Preferred Stock is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Cumulative Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Articles Supplementary to meet certain asset coverage tests with respect to the Cumulative Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the 5.625% Series A and Series B Auction Market Cumulative Preferred Stock at a redemption price of $25.00 and $25,000, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund's ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund's assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

     On July 31, 2003, the Fund received net proceeds of $28,895,026 (after underwriting discounts of $945,000 and offering expenses of $159,974) from the public offering of 1,200,000 shares of 5.625% Series A Cumulative Preferred Stock. Commencing July 31, 2008 and thereafter, the Fund, at its option, may redeem the 5.625% Series A Cumulative Preferred Stock in whole or in part at the redemption price at any time. During the six months ended June 30, 2007, the Fund did not repurchase any shares of 5.625% Series A Cumulative Preferred Stock. All repurchased shares of 5.625% Series A Cumulative Preferred Stock have been retired. At June 30, 2007, 1,184,200 shares of 5,625% Series A Cumulative Preferred Stock were outstanding and accrued dividends amounted to $18,503.

                            THE GABELLI UTILITY TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     On July 31, 2003, the Fund received net proceeds of $24,590,026 (after underwriting discounts of $250,000 and offering expenses of $159,974) from the public offering of 1,000 shares of Series B Auction Market Cumulative Preferred Stock. The dividend rate, as set by the auction process, which is generally held every seven days, is expected to vary with short-term interest rates. The dividend rates of Series B Auction Market Cumulative Preferred Stock ranged from 4.80% to 5.26% for the six months ended June 30, 2007. Existing shareholders may submit an order to hold, bid, or sell such shares on each auction date. Series B Auction Market Cumulative Preferred Stock shareholders may also trade shares in the secondary market. The Fund, at its option, may redeem the Series B Auction Market Cumulative Preferred Stock in whole or in part at the redemption price at any time. During the six months ended June 30, 2007, the Fund did not redeem any shares of Series B Auction Market Cumulative Preferred Stock. At June 30, 2007, 1,000 shares of Series B Auction Market Cumulative Preferred Stock were outstanding with an annualized dividend rate of 5.20% per share and accrued dividends amounted to $10,833.

     The holders of Cumulative Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Cumulative Preferred Stock voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund's outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities are required to approve certain other actions, including changes in the Fund's investment objectives or fundamental investment policies.

6. INDUSTRY CONCENTRATION. Because the Fund primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

7. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

                            THE GABELLI UTILITY TRUST
                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL        SIX MONTHS ENDED                 YEAR ENDED DECEMBER 31,
INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:    JUNE 30, 2007   ---------------------------------------------------------
                                                 (UNAUDITED)     2006         2005        2004        2003        2002
                                                ------------    ------       ------      ------      ------      ------
OPERATING PERFORMANCE:
   Net asset value, beginning of period ........ $   8.19      $   6.98      $   7.14   $   6.83    $   6.27     $  7.32
                                                 --------      --------      --------   --------    --------     -------
   Net investment income .......................     0.10          0.17          0.18       0.16        0.10        0.11
   Net realized and unrealized
     gain (loss) on investments ................     0.33          1.84          0.45       0.99        1.17       (0.62)
                                                 --------      --------      --------   --------    --------     -------
   Total from investment operations ............     0.43          2.01          0.63       1.15        1.27       (0.51)
                                                 --------      --------      --------   --------    --------     -------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS: (A)
   Net investment income .......................    (0.02)*       (0.02)        (0.02)     (0.06)      (0.01)         --
   Net realized gain on investments ............    (0.03)*       (0.08)        (0.07)     (0.03)      (0.04)         --
                                                 --------      --------      --------   --------    --------     -------
   Total distributions to
     preferred shareholders ....................    (0.05)        (0.10)        (0.09)     (0.09)      (0.05)         --
                                                 --------      --------      --------   --------    --------     -------
   NET INCREASE (DECREASE) IN
     NET ASSETS ATTRIBUTABLE
     TO COMMON SHAREHOLDERS RESULTING
     FROM OPERATIONS ...........................     0.38          1.91          0.54       1.06        1.22       (0.51)
                                                 --------      --------      --------   --------    --------     -------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   Net investment income .......................    (0.08)*       (0.16)        (0.14)     (0.10)      (0.09)      (0.11)
   Net realized gain on investments ............    (0.09)*       (0.56)        (0.58)     (0.05)      (0.22)      (0.36)
   Paid-in capital .............................    (0.19)*          --            --      (0.57)      (0.41)      (0.25)
                                                 --------      --------      --------   --------    --------     -------
   Total distributions to common shareholders ..    (0.36)        (0.72)        (0.72)     (0.72)      (0.72)      (0.72)
                                                 --------      --------      --------   --------    --------     -------
FUND SHARE TRANSACTIONS:
   Increase in net asset
     value from common
     share transactions ........................     0.00(e)       0.02          0.02       0.03        0.03        0.03
   Increase (decrease) in net
     asset value from shares
     issued in rights offering .................       --            --            --      (0.06)       0.12        0.15
   Increase in net asset value
     from repurchase of
     preferred shares ..........................       --            --            --       0.00(e)       --          --
   Offering costs for preferred
     shares charged to
     paid-in capital ...........................       --            --          0.00(e)    0.00(e)    (0.09)         --
   Offering costs for issuance of
     rights charged to
     paid-in capital ...........................       --          0.00(e)      (0.00)(e)  (0.00)(e)      --          --
                                                 --------      --------      --------   --------    --------     -------
   Total fund share transactions ...............     0.00(e)       0.02          0.02      (0.03)       0.06        0.18
                                                 --------      --------      --------   --------    --------     -------
   NET ASSET VALUE ATTRIBUTABLE TO COMMON
     SHAREHOLDERS, END OF PERIOD ............... $   8.21      $   8.19      $   6.98   $   7.14    $   6.83     $  6.27
                                                 ========      ========      ========   ========    ========     =======
   Net asset value total return + ..............     4.15%        27.46%         5.71%     13.43%      18.60%      (6.79)%
                                                 ========      ========      ========   ========    ========     =======
   Market value, end of period ................. $   9.65      $   9.94      $   9.27   $   9.30    $   9.60     $  8.72
                                                 ========      ========      ========   ========    ========     =======
   Investment total return ++ ..................     0.87%        16.47%         7.79%      5.11%      19.86%       1.70%
                                                 ========      ========      ========   ========    ========     =======

                 See accompanying notes to financial statements.

                            THE GABELLI UTILITY TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL        SIX MONTHS ENDED                 YEAR ENDED DECEMBER 31,
INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:    JUNE 30, 2007   ---------------------------------------------------------
                                                 (UNAUDITED)     2006         2005        2004        2003        2002
                                                ------------    ------       ------      ------      ------      ------
RATIOS AND SUPPLEMENTAL DATA:
   Net assets including liquidation
     value of preferred
     shares, end of period (in 000's) .......... $299,715      $297,511      $259,303   $261,563    $211,507     $95,111
   Net assets attributable to
     common shares,
     end of period (in 000's) .................. $245,110      $242,906      $204,698   $206,958    $156,507     $95,111
   Ratio of net investment income
     to average net assets
     attributable to common shares
     before preferred
     share distributions .......................     2.37%(f)      2.24%         2.42%      2.32%       1.52%       1.65%
   Ratio of operating expenses to
     average net assets
     attributable to common shares
     net of advisory
     fee reduction, if any (b) .................     1.45%(f)      1.75%         1.85%      2.04%       2.04%       1.93%
   Ratio of operating expenses to
     average net assets
     including liquidation value of
     preferred shares net of
     advisory fee reduction, if any (b) ........     1.19%(f)      1.40%         1.47%      1.52%       1.68%         --
   Portfolio turnover rate .....................      3.4%           33%           19%        18%         28%         29%
PREFERRED STOCK:
   5.625% CUMULATIVE PREFERRED STOCK
   Liquidation value, end of period (in 000's) . $ 29,605      $ 29,605      $ 29,605   $ 29,605    $ 30,000          --
   Total shares outstanding (in 000's) .........    1,184         1,184         1,184      1,184       1,200          --
   Liquidation preference per share ............ $  25.00      $  25.00      $  25.00   $  25.00    $  25.00          --
   Average market value (c) .................... $  24.33      $  23.80      $  25.02   $  24.68    $  25.12          --
   Asset coverage per share .................... $ 137.22      $ 136.21      $ 118.72   $ 119.75    $  96.14          --
   AUCTION MARKET CUMULATIVE PREFERRED STOCK
   Liquidation value, end of period (in 000's) . $ 25,000      $ 25,000      $ 25,000   $ 25,000    $ 25,000          --
   Total shares outstanding (in 000's) .........        1             1             1          1           1          --
   Liquidation preference per share ............ $ 25,000      $ 25,000      $ 25,000   $ 25,000    $ 25,000          --
   Average market value (c) .................... $ 25,000      $ 25,000      $ 25,000   $ 25,000    $ 25,000          --
   Asset coverage per share .................... $137,219      $136,210      $118,718   $119,752    $ 96,140          --
   ASSET COVERAGE (D) ..........................      549%          545%          475%       479%        385%         --

  + Based on net asset value per share, adjusted for reinvestment of distributions at prices obtained under the Fund's dividend reinvestment plan, including the effect of shares issued pursuant to 2004, 2003, and 2002 rights offerings, assuming full subscription by shareholder. Total return for a period less than one year is not annualized.
  ++ Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund's dividend reinvestment plan, including the effect of shares issued pursuant to 2004, 2003, and 2002 rights offerings, assuming full subscription by shareholder. Total return for a period less than one year is not annualized.
   * Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.
 (a) Calculated based upon average common shares outstanding on the record dates throughout the period.
 (b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits for the six months ended June 30, 2007, the ratios of operating expenses to average net assets attributable to common stock net of advisory fee reduction would have been 1.44% and the ratios of operating expenses to average net assets including liquidation value of preferred shares net of fee reduction would have been 1.18%. Custodian fee credits for the fiscal years ended December 31, 2002 through 2006 were minimal.
 (c) Based on weekly prices.
 (d) Asset  coverage is calculated  by combining all series of preferred  stock.
 (e) Amount represents less than $0.005 per share.
 (f) Annualized.

                 See accompanying notes to financial statements.

                            THE GABELLI UTILITY TRUST

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At its meeting on February 22, 2007, the Board of Trustees ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not "interested persons" of the Fund (the "independent board members"). The following paragraphs summarize the material information and factors considered by the independent board members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The independent board members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The independent board members noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The independent board members reviewed the short, medium, and long-term performance of the Fund against a peer group of sector funds. The independent board members noted that the Fund's performance was in the second quartile of the funds in its category for the prior one and five year periods but was in the third quartile of the funds in its category for the three year period.

PROFITABILITY. The independent board members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge.

ECONOMIES OF SCALE. The independent board members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The independent board members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth.

SHARING OF ECONOMIES OF SCALE. The independent board members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale.

SERVICE AND COST COMPARISONS. The independent board members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of equity closed-end funds and noted that the Adviser's advisory fee includes substantially all administrative services of the Fund as well as investment advisory services. The independent board members noted that the Fund's expense ratios were above and the Fund's size was below average within this group. The independent board members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds, except for the presence of leverage and fees chargeable as assets attributable to leverage in certain circumstances.

CONCLUSIONS. The independent board members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services and that the performance record was satisfactory. The independent board members concluded that the profitability to the Adviser of managing the Fund was reasonable and that, in part due to the Fund's structure as a closed-end fund, economies of scale were not a significant factor in their thinking. The independent board members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent board members determined to recommend continuation of the investment advisory agreement to the full Board.

                         AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLANS
ENROLLMENT IN THE PLAN

     It is the policy of The Gabelli Utility Trust (the "Fund") to automatically reinvest dividends payable to common shareholders. As a "registered" shareholder you automatically become a participant in the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Fund to issue common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to Computershare Trust Company, N.A. ("Computershare") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:

                            The Gabelli Utility Trust
                                c/o Computershare
                                 P.O. Box 43010
                            Providence, RI 02940-3010

     Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

     If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

     The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund's common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund's common shares. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange ("NYSE") trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common shares in the open market, or on the NYSE or elsewhere, for the participants' accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

     The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

VOLUNTARY CASH PURCHASE PLAN

     The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

     Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund's common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940-3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

     SHAREHOLDERS WISHING TO LIQUIDATE SHARES HELD AT COMPUTERSHARE must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

     For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

     The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

                              TRUSTEES AND OFFICERS
                            THE GABELLI UTILITY TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES                                           OFFICERS

Mario J. Gabelli, CFA                              Bruce N. Alpert
  CHAIRMAN & CHIEF EXECUTIVE OFFICER,                PRESIDENT
  GAMCO INVESTORS, INC.
                                                   Peter D. Goldstein
Dr. Thomas E. Bratter                                CHIEF COMPLIANCE OFFICER
  PRESIDENT & FOUNDER, JOHN DEWEY ACADEMY
                                                   James E. McKee
Anthony J. Colavita                                  SECRETARY
  ATTORNEY-AT-LAW,
  ANTHONY J. COLAVITA, P.C.                        Agnes Mullady
                                                     TREASURER
James P. Conn
  FORMER MANAGING DIRECTOR &                       David I. Schachter
  CHIEF INVESTMENT OFFICER,                          VICE PRESIDENT & OMBUDSMAN
  FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.
                                                   INVESTMENT ADVISER
Vincent D. Enright                                 Gabelli Funds, LLC
  FORMER SENIOR VICE PRESIDENT &                   One Corporate Center
  CHIEF FINANCIAL OFFICER,                         Rye, New York  10580-1422
  KEYSPAN CORP.
                                                   CUSTODIAN
Frank J. Fahrenkopf, Jr.                           Bank of New York Mellon
  PRESIDENT & CHIEF EXECUTIVE OFFICER,
  AMERICAN GAMING ASSOCIATION                      COUNSEL
                                                   Skadden, Arps, Slate, Meagher & Flom, LLP
John D. Gabelli
  SENIOR VICE PRESIDENT,                           TRANSFER AGENT AND REGISTRAR
  GABELLI & COMPANY, INC.                          Computershare Trust Company, N.A.

Robert J. Morrissey                                STOCK EXCHANGE LISTING
  ATTORNEY-AT-LAW,                                                                               5.625%
  MORRISSEY, HAWKINS & LYNCH                                                      Common        Preferred
                                                                                  ------        ---------
Anthony R. Pustorino                               NYSE-Symbol:                     GUT          GUT PrA
  CERTIFIED PUBLIC ACCOUNTANT,                     Shares Outstanding:           29,843,108     1,184,200
  PROFESSOR EMERITUS, PACE UNIVERSITY
                                                   The Net Asset Value per share
Salvatore J. Zizza                                 appears in the Publicly Traded
  CHAIRMAN, ZIZZA & CO., LTD.                      Funds column, under the
                                                   heading "Specialized Equity
                                                   Funds," in Monday's The Wall
                                                   Street Journal. It is also
                                                   listed in Barron's Mutual
                                                   Funds/Closed End Funds section
                                                   under the heading "Specialized
                                                   Equity Funds".

                                                   The Net Asset Value per share
                                                   may be obtained each day by
                                                   calling (914) 921-5070 or visiting
                                                   www.gabelli.com.

--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its Series A Cumulative Preferred Shares in the open market when the shares are trading at a discount to the Liquidation Value of $25.00.
--------------------------------------------------------------------------------

THE GABELLI UTILITY TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM


SEMI-ANNUAL REPORT
JUNE 30, 2007

GUT Q2/2007

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                       REGISTRANT PURCHASES OF EQUITY SECURITIES
=============================================================================================================================
                                                                  (C) TOTAL NUMBER OF         (D) MAXIMUM NUMBER (OR
                                                                   SHARES (OR UNITS)        APPROXIMATE DOLLAR VALUE) OF
             (A) TOTAL NUMBER OF                                  PURCHASED AS PART OF     SHARES (OR UNITS) THAT MAY YET
              SHARES (OR UNITS)      (B) AVERAGE PRICE PAID     PUBLICLY ANNOUNCED PLANS    BE PURCHASED UNDER THE PLANS
   PERIOD         PURCHASED            PER SHARE (OR UNIT)           OR PROGRAMS                    OR PROGRAMS
=============================================================================================================================

Month #1     Common - N/A              Common - N/A               Common - N/A               Common - 29,702,958
01/01/07
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A   Preferred Series A - 1,184,200
01/31/07
=============================================================================================================================
Month #2     Common - N/A              Common - N/A               Common - N/A               Common - 29,731,495
02/01/07
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A   Preferred Series A - 1,184,200
02/28/07
=============================================================================================================================
Month #3     Common - N/A              Common - N/A               Common - N/A               Common - 29,759,033
03/01/07
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A   Preferred Series A - 1,184,200
03/31/07
=============================================================================================================================
Month #4     Common - N/A              Common - N/A               Common - N/A               Common - 29,786,873
04/01/07
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A   Preferred Series A - 1,184,200
04/30/07
=============================================================================================================================
Month #5     Common - N/A              Common - N/A               Common - N/A               Common - 29,814,546
05/01/07
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A   Preferred Series A - 1,184,200
05/31/07
=============================================================================================================================
Month #6     Common - N/A              Common - N/A               Common - N/A               Common - 29,843,108
06/01/07
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A   Preferred Series A - 1,184,200
06/30/07
=============================================================================================================================
Total        Common - N/A              Common - N/A               Common - N/A               N/A

             Preferred  Series A - N/A Preferred Series A - N/A   Preferred Series A - N/A
=============================================================================================================================

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a. The date each plan or program was announced - The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund's quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 10% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund's preferred shares are trading at a discount to the liquidation value of $25.00.
c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.
d. Each plan or program that has expired during the period covered by the table - The Fund's repurchase plans are ongoing.
e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b)  under  the  1940  Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Utility Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer
                           and Treasurer


Date              August 31, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.